SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the years ended June 30, 2020, 2021, and 2022 is as follows:

	Year ended June 30, 2020
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$207,421	145,750	61,101	414,272
Product sales	15,504	4,640	—	20,144
Maintenance service revenue	15,985	49,140	916	66,041
Extended warranty service revenue	1,061	1,809	—	2,870

Total	239,971	201,339	62,017	503,327
Costs of revenue	154,298	107,382	51,079	312,759

Gross profit	$85,673	93,957	10,938	190,568

	Year ended June 30, 2021
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$291,106	100,877	68,197	460,180
Product sales	22,772	5,895	—	28,667
Maintenance service revenue	21,402	79,874	46	101,322
Extended warranty service revenue	1,772	1,525	—	3,297

Total	337,052	188,171	68,243	593,466
Costs of revenue	227,107	90,386	57,694	375,187

Gross profit	$109,945	97,785	10,549	218,279

	Year ended June 30, 2022
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$380,516	109,342	83,709	573,567
Product sales	31,559	6,927	—	38,486
Maintenance service revenue	26,725	64,492	50	91,267
Extended warranty service revenue	1,118	3,024	—	4,142

Total	439,918	183,785	83,759	707,462
Costs of revenue	294,642	98,150	75,313	468,105

Gross profit	$145,276	85,635	8,446	239,357

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2020	2021	2022
Revenues:
PRC	$441,305	$518,170	$614,903
Non-PRC	62,022	75,296	92,559

	$503,327	$593,466	$707,462

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2021	2022
Long-lived assets other than goodwill and acquired intangible assets
PRC	$163,343	$159,598
Non-PRC	11,458	10,114

	$174,801	$169,712